BRANDON J. CAGE

Assistant Vice President, Counsel

Law Department

Phone: 949-219-3943

Brandon.Cage@pacificlife.com

October 22, 2021

Office of Insurance Products

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549-0506

Re:                           Registration Statement for Pacific Protector VUL Flexible Premium Variable Universal Life Insurance Policy (File Number to be Assigned) funded by Pacific Select Exec Separate Account (File Number 811-05563) of Pacific Life Insurance Company

Request for Selective Review

On behalf of Pacific Life Insurance Company (“Pacific Life”) and Pacific Select Exec Separate Account (“Separate Account”) of Pacific Life, attached for electronic filing under the Securities Act of 1933 (“1933 Act”) is a Registration Statement, with exhibits, on Form N-6.  The enclosed relates to a variable life insurance policy, designated as Pacific Protector VUL (“Protector”), which is funded by the Separate Account.

Pacific Life is requesting selective review of this filing pursuant to “Revised Procedures for Processing Registration Statements, Post-Effective Amendments and Preliminary Proxy Materials Filed by Registered Investment Companies, Investment Co. Act Rel. No. 13768 (Feb. 15, 1984).”

The purpose of this submission is to file an initial Registration Statement for Protector. The prospectus for Protectoris based on, and is substantially similar to the Pacific Admiral VUL policy (“Admiral”), File No. 333-238780.

The Staff previously reviewed the Protector disclosure in connection with its review of the Admiral Initial Registration Statement filed May 29, 2020, Pre-Effective Amendment No. 1, filed August 26, 2020, Pre-Effective Amendment No. 2, filed September 25, 2020, Pre-Effective Amendment No. 3, filed October 14, 2020, and Pre-Effective Amendment No. 4, filed on October 16, 2020.

We also incorporated applicable Staff comments received in connection with its review of the M Vision Pacific Life SVUL Initial Registration Statement filed May 4, 2021, Pre-Effective Amendment No. 1 filed July 30, 2021, Pre-Effective Amendment No. 2 filed September 17, 2021, and Pre-Effective Amendment No. 3 filed on October 8, 2021.

All previously filed documents are collectively referred to as “Prior Filings”.

By copy of this letter, we are sending an electronic copy of the Protector prospectus and Statement of Additional Information (“SAI”) marked to show where disclosure differs materially from that in the Prior Filings. The prospectus disclosure included in Protector differs materially as follows:

1.            This filing incorporates the new Form N-6 disclosure requirements.

2.            Different variable investment option line-up; one fixed option is available (the Fixed Account).

Securities and Exchange Commission

Registration Statement for Pacific Protector VUL on behalf of Pacific Life

October 22, 2021

3.            No Indexed Fixed Options; all refernces were removed.

4.            The following optional benefit riders are included from Prior Filings:

a.             Conversion Rider (taken from M Vision – same rider form),

b.            Terminal Illness Rider (taken from Admiral – same rider form),

c.             Premier Living Benefits Rider 2 (taken from Admiral – same rider form),

d.            Premier Living Benefits Rider (taken from Admiral – same rider form),

e.             Flexible Duration No-Lapse Guarantee Rider (taken from Admiral – new rider form with minor changes), and

f.              Short Term No-Lapse guarantee Rider (taken from Admiral – new rider form with minor changes).

5.            The Premier Chronic Illness Rider is a new rider not previously offered.

6.            No term riders (e.g. annual renewable term, annual renewable term – additional insured).

7.            There will be investment option restrictions for rider use, we intend, if needed, to make a change and have the owner re-allocate accumulated value to other allowable investment options to maintain the rider.

8.            Death Benefit Option C is not offered; all referenes were removed.

9.            Minimum Death Benefit under the Tax Code is the Cash Value Accumulation Test (same as M Vision).

10.    Surplus Premium Load modified and is only based on premium allocated to the General Account (Fixed Account) for aggregate premium amounts made above a certain threshold (same as M Vision).

11.    Minor changes to the lapse and reinstatement disclosure.

12.    No Alternate Loans available, only base Policy loan available. All references to standard loan or total policy debt were removed.

13.    No Additional Credit or Persistency Credit; all references were removed (same as M Vision).

Pursuant to policies described in Release No. IC-13768, we believe that selective review is appropriate.  We are targeting an effective date for this Registration Statement to be on or about May 1, 2022.

I look forward to your response and comments. If you have any questions, please call me at (949) 219-3943.

Sincerely,

/s/Brandon J. Cage

Brandon J. Cage